Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Breakdown of the net cash flow provided by operating activities (Details)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2014 ARS ($)
Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows
Cash and cash equivalents				$ 153	$ 2,831	$ 250	$ 3,945
Total cash and cash equivalents			$ 870		$ 2,831		$ 3,945	$ 684
Collections
Collections from customers	$ 71,113	$ 55,928	41,930
Interests from customers	762	366	182
Interests from investments	670	59	190
Mobile operators collections	1,282	885	843
Subtotal	73,827	57,238	43,145
Payments
For the acquisition of goods and services and others	(19,557)	(17,120)	(12,784)
For the acquisition of inventories	(5,520)	(5,383)	(6,343)
Salaries and social security payables and severance payments	(11,669)	(9,113)	(6,885)
CPP payments	(1,132)	(393)	(413)
Income taxes (include tax return and payments in advance)	(2,400)	(1,700)	(1,631)
Other taxes and taxes and fees with the Regulatory Authority	(13,399)	(10,731)	(7,775)
Foreign currency exchange differences related to the payments to suppliers	(818)	(1,433)	(502)
Inventory suppliers	(269)	(295)	(182)
PP&E suppliers	(425)	(1,467)	(188)
Other suppliers	(119)	(144)	(31)
NDF	(5)	473	(101)
Subtotal	(54,495)	(45,873)	(36,333)
Total cash flows provided by operating activities	$ 19,332	$ 11,365	$ 6,812